Income tax incurred and deferred: (Details) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets	$ 327,020	$ 217,330
Deferred tax liabilities	(3,033,930)	(1,608,805)
Deferred tax liability (asset)	3,033,930	1,456,020	$ 1,523,722
Recoverable Asset Tax [member]
Deferred tax assets		152,785
Deferred tax liability (asset)	0	(152,785)	$ (186,875)
Not later than one year [member]
Deferred tax assets	73,710	30,615
Later than one year [member]
Deferred tax assets	253,010	33,930
Deferred tax liabilities	$ (3,360,950)	$ (1,673,350)